Investment Portfolio - September 30, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

LOAN ASSIGNMENTS - 0.7%

Tutor Perini Corp., Term Loan, 5.750%,
8/18/2027[2]
(Identified Cost $4,901,102)	5,000,000	$4,925,000

CORPORATE BONDS - 46.4%

Non-Convertible Corporate Bonds- 46.4%
Communication Services - 5.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc., 4.25%, 3/1/2027[3]	9,000,000	10,449,358
ORBCOMM, Inc., 8.00%, 4/1/2024[4]	2,410,000	2,337,700
Verizon Communications, Inc., 5.25%,
3/16/2037	6,750,000	9,347,800

		22,134,858
Entertainment - 0.2%
The Walt Disney Co., 2.20%, 1/13/2028	1,600,000	1,684,918
Interactive Media & Services - 0.3%
MDC Partners, Inc., 6.50%, 5/1/2024[4]	1,860,000	1,697,250
Media - 0.6%
TEGNA, Inc., 4.75%, 3/15/2026[4]	1,545,000	1,575,900
Townsquare Media, Inc., 6.50%,
4/1/2023[4]	2,530,000	2,318,112

		3,894,012
Wireless Telecommunication Services - 0.5%
Sprint Corp., 7.25%, 9/15/2021	3,000,000	3,138,750

Total Communication Services		32,549,788
Consumer Discretionary - 4.7%
Automobiles - 1.4%
Ford Motor Co., 9.00%, 4/22/2025	1,360,000	1,559,254
Ford Motor Credit Co. LLC, 4.389%,
1/8/2026	2,375,000	2,347,901
PM General Purchaser LLC, 9.50%,
10/1/2028[4]	2,515,000	2,608,558
Volkswagen Group of America Finance
LLC (Germany), 3.35%, 5/13/2025[4]	2,250,000	2,456,878

		8,972,591
Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. - GEMS
Education Delaware LLC (United Arab
Emirates), 7.125%, 7/31/2026[4]	2,080,000	2,059,200
Household Durables - 1.0%
FXI Holdings, Inc., 12.25%, 11/15/2026[4]	1,420,000	1,515,850
Lennar Corp., 4.125%, 1/15/2022	1,443,000	1,477,271
STL Holding Co. LLC, 7.50%, 2/15/2026	2,170,000	2,167,288
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	1,477,000	1,595,160

		6,755,569

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 1.3%
Booking Holdings, Inc., 3.60%, 6/1/2026	7,450,000	$8,252,735
Specialty Retail - 0.7%
Ross Stores, Inc., 5.45%, 4/15/2050	1,195,000	1,566,225
The TJX Companies, Inc., 3.50%,
4/15/2025	2,750,000	3,062,875

		4,629,100

Total Consumer Discretionary		30,669,195

Consumer Staples - 0.4%
Food & Staples Retailing - 0.4%
KeHE Distributors LLC - KeHE Finance
Corp., 8.625%, 10/15/2026[4]	2,400,000	2,598,000
Energy - 9.5%
Energy Equipment & Services - 0.2%
Oceaneering International, Inc., 6.00%,
2/1/2028	2,430,000	1,519,965
Oil, Gas & Consumable Fuels - 9.3%
Antero Midstream Partners LP - Antero
Midstream Finance Corp.
5.75%, 3/1/2027[4]	2,200,000	1,820,500
5.75%, 1/15/2028[4]	1,555,000	1,278,987
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025[4]	5,500,000	5,223,684
Bruin E&P Partners LLC, 8.875%,
8/1/2023[5,6]	4,940,000	24,700
Calumet Specialty Products Partners
LP - Calumet Finance Corp., 11.00%,
4/15/2025[4]	3,245,000	2,936,725
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%,
3/15/2026[4]	1,150,000	1,164,375
DCP Midstream Operating LP
4.75%, 9/30/2021[4]	4,387,000	4,414,419
8.125%, 8/16/2030	1,975,000	2,232,717
EQT Corp., 8.75%, 2/1/2030[7]	1,535,000	1,811,300
Indigo Natural Resources LLC, 6.875%,
2/15/2026[4]	1,635,000	1,591,313
Ithaca Energy North Sea plc (United
Kingdom), 9.375%, 7/15/2024[4]	1,200,000	1,116,000
Jonah Energy LLC - Jonah Energy
Finance Corp., 7.25%, 10/15/2025[8]	7,120,000	792,100
Lonestar Resources America, Inc.,
11.25%, 1/1/2023[5,9]	3,485,000	592,450
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[4]	2,395,000	1,437,000
Navigator Holdings Ltd., 8.00%,
9/10/2025[4]	3,150,000	3,150,000
New Fortress Energy, Inc., 6.75%,
9/15/2025[4]	3,175,000	3,319,463

Investment Portfolio - September 30, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023	1,595,000	$1,062,669
Occidental Petroleum Corp., 8.875%,
7/15/2030	2,210,000	2,276,300
PDC Energy, Inc., 5.75%, 5/15/2026	1,510,000	1,402,110
Sabine Pass Liquefaction LLC, 5.75%,
5/15/2024	7,000,000	7,927,345
Tennessee Gas Pipeline Co. LLC
7.00%, 3/15/2027	6,775,000	8,357,274
7.00%, 10/15/2028	2,225,000	2,851,323
The Williams Companies, Inc., 3.75%,
6/15/2027	4,000,000	4,389,416

		61,172,170

Total Energy		62,692,135
Financials - 10.2%
Banks - 3.6%
Bank of America Corp.
4.00%, 1/22/2025[3]	7,000,000	7,798,000
(3 mo. LIBOR US + 0.760%), 1.010%,
9/15/2026[2]	3,561,000	3,529,555
CIT Group, Inc., 5.00%, 8/15/2022	490,000	504,700
Citigroup, Inc., 4.45%, 9/29/2027	3,700,000	4,290,497
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/2025[4]	1,360,000	1,524,900
JPMorgan Chase & Co., 8.00%,
4/29/2027	3,000,000	4,138,829
Lloyds Bank plc (United Kingdom), (3
mo. LIBOR US + 11.756%) (United
Kingdom), 12.00%[4,10,11]	1,330,000	1,519,525

		23,306,006
Capital Markets - 2.2%
Advisor Group Holdings, Inc., 10.75%,
8/1/2027[4]	2,414,000	2,474,350
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/2024	2,190,000	2,294,025
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance, 5.00%, 8/1/2021[4]	3,725,000	3,771,252
Owl Rock Technology Finance Corp.,
4.75%, 12/15/2025[4]	2,280,000	2,252,944
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,664,000	3,957,120

		14,749,691
Consumer Finance - 2.1%
Navient Corp.
6.625%, 7/26/2021	2,032,000	2,062,480
6.75%, 6/25/2025	1,410,000	1,427,625
OneMain Finance Corp.
7.75%, 10/1/2021	1,000,000	1,045,925
7.125%, 3/15/2026	1,535,000	1,714,902

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
PRA Group, Inc., 7.375%, 9/1/2025[4]	2,270,000	$2,367,338
SLM Corp., 5.125%, 4/5/2022	5,336,000	5,463,023

		14,081,293
Diversified Financial Services - 0.4%
FS Energy & Power Fund, 7.50%,
8/15/2023[4]	2,430,000	2,211,300
Oxford Finance LLC - Oxford Finance
Co-Issuer II, Inc., 6.375%, 12/15/2022[4]	520,000	507,000

		2,718,300
Insurance - 0.4%
Genworth Mortgage Holdings, Inc.,
6.50%, 8/15/2025[4]	2,405,000	2,512,504
Mortgage Real Estate Investment Trusts (REITS) - 0.7%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 5.25%,
10/1/2025[4]	2,530,000	2,343,412
Starwood Property Trust, Inc., 4.75%,
3/15/2025	2,400,000	2,298,000

		4,641,412
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp., 5.25%,
8/15/2028	2,405,000	2,480,577
Radian Group, Inc., 4.875%, 3/15/2027	2,778,000	2,778,000

		5,258,577

Total Financials		67,267,783
Health Care - 1.0%
Health Care Equipment & Supplies - 0.4%
AdaptHealth LLC, 6.125%, 8/1/2028[4]	2,375,000	2,458,600
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc., 5.00%,
1/30/2028[4]	2,425,000	2,355,281
Teva Pharmaceutical Finance
Netherlands III B.V. (Israel), 6.75%,
3/1/2028	1,600,000	1,672,000

		4,027,281

Total Health Care		6,485,881
Industrials - 6.4%
Aerospace & Defense - 0.3%
Howmet Aerospace, Inc., 6.875%,
5/1/2025	1,980,000	2,187,900
Airlines - 0.9%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[4]	2,690,000	2,794,243

Investment Portfolio - September 30, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 5.25%, 5/4/2025	3,000,000	$3,304,080

		6,098,323
Commercial Services & Supplies - 0.5%
Matthews International Corp., 5.25%,
12/1/2025[4]	1,770,000	1,672,650
Prime Security Services Borrower
LLC - Prime Finance, Inc., 6.25%,
1/15/2028[4]	1,542,000	1,561,275

		3,233,925
Construction & Engineering - 0.6%
Tutor Perini Corp., 6.875%, 5/1/2025[4]	4,340,000	3,992,800
Machinery - 0.4%
Hillenbrand, Inc., 5.00%, 9/15/2026	2,505,000	2,717,925
Marine - 1.0%
American Tanker, Inc. (Norway), 7.75%,
7/2/2025[12]	3,590,000	3,623,171
Global Ship Lease, Inc. (United
Kingdom), 9.875%, 11/15/2022[4]	1,855,000	1,882,825
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[4]	865,000	916,900

		6,422,896
Trading Companies & Distributors - 2.7%
Aviation Capital Group LLC, 6.75%,
4/6/2021[4]	3,750,000	3,822,668
Avolon Holdings Funding Ltd. (Ireland),
3.25%, 2/15/2027[4]	9,000,000	8,029,180
Fortress Transportation and
Infrastructure Investors LLC
6.50%, 10/1/2025[4]	1,605,000	1,576,913
9.75%, 8/1/2027[4]	1,520,000	1,627,350
WESCO Distribution, Inc., 7.25%,
6/15/2028[4]	2,305,000	2,525,531

		17,581,642

Total Industrials		42,235,411
Information Technology - 1.4%
Communications Equipment - 0.3%
Hughes Satellite Systems Corp., 5.25%,
8/1/2026	1,535,000	1,631,951
IT Services - 0.3%
Visa, Inc.
2.70%, 4/15/2040	1,215,000	1,314,246
4.30%, 12/14/2045	635,000	843,426

		2,157,672
Semiconductors & Semiconductor Equipment - 0.6%
ams AG (Austria), 7.00%, 7/31/2025[4]	3,950,000	4,180,798

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 0.2%
Logan Merger Sub, Inc., 5.50%,
9/1/2027[4]	1,310,000	$1,325,131

Total Information Technology		9,295,552
Materials - 1.7%
Metals & Mining - 1.7%
Alcoa Nederland Holding B.V., 6.125%,
5/15/2028[4]	1,480,000	1,559,550
Hudbay Minerals, Inc. (Peru), 6.125%,
4/1/2029[4]	2,475,000	2,450,250
IAMGOLD Corp. (Burkina Faso), 5.75%,
10/15/2028[4]	2,475,000	2,406,937
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[4]	3,425,000	3,288,000
Joseph T Ryerson & Son, Inc., 8.50%,
8/1/2028[4]	1,500,000	1,578,750
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022[5,13]	5,870,000	93,920

Total Materials		11,377,407
Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 4.6%
American Tower Corp., 3.80%,
8/15/2029	8,250,000	9,444,364
Camden Property Trust, 2.80%,
5/15/2030	3,225,000	3,513,901
Crown Castle International Corp.
3.10%, 11/15/2029	5,000,000	5,418,130
3.30%, 7/1/2030	1,850,000	2,023,109
HAT Holdings I LLC - HAT Holdings II
LLC, 3.75%, 9/15/2030[4]	1,640,000	1,644,100
Iron Mountain, Inc., 4.50%, 2/15/2031[4]	1,645,000	1,660,463
SBA Tower Trust
2.836%, 1/15/2025[4]	3,500,000	3,745,816
1.884%, 1/15/2026[4]	2,750,000	2,802,223

		30,252,106
Real Estate Management & Development - 0.6%
Five Point Operating Co. LP - Five Point
Capital Corp., 7.875%, 11/15/2025[4]	2,405,000	2,403,798
Forestar Group, Inc., 5.00%, 3/1/2028[4]	1,565,000	1,580,650

		3,984,448

Total Real Estate		34,236,554
Utilities - 0.9%
Electric Utilities - 0.9%
Dominion Energy, Inc., 3.375%, 4/1/2030	2,750,000	3,100,706

Investment Portfolio - September 30, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Talen Energy Supply LLC, 7.625%,
6/1/2028[4]	2,500,000	$2,500,000

Total Utilities		5,600,706

TOTAL CORPORATE BONDS		305,008,412
(Identified Cost $301,953,002)

ASSET-BACKED SECURITIES - 26.5%

AMSR Trust, Series 2020-SFR4, Class
A, 1.355%, 11/17/2037[4]	4,833,000	4,836,005
CarMax Auto Owner Trust, Series 2017-
3, Class A3, 1.97%, 4/15/2022	817,556	820,616
Cazenovia Creek Funding II LLC, Series
2018-1A, Class A, 3.561%, 7/15/2030[4]	2,396,873	2,404,406
CCG Receivables Trust, Series 2019-1,
Class A2, 2.80%, 9/14/2026[4]	3,970,235	4,039,664
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%,
7/15/2060[4]	4,100,000	4,146,333
Series 2020-1, Class B1, 2.28%,
7/15/2060[4]	2,000,000	2,034,935
Chesapeake Funding II LLC, Series
2017-2A, Class A1 (Canada), 1.99%,
5/15/2029[4]	347,942	348,793
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[4]	4,940,010	5,116,635
Corevest American Finance Trust
Series 2019-1, Class A, 3.324%,
3/15/2052[4]	4,925,419	5,254,812
Series 2019-3, Class A, 2.705%,
10/15/2052[4]	3,211,151	3,330,562
Series 2020-3, Class A, 1.358%,
8/15/2053[4]	2,000,000	1,999,189
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%,
2/16/2027[4]	2,416,919	2,426,407
Series 2018-2A, Class A, 3.47%,
5/17/2027[4]	5,249,736	5,305,846
Series 2019-1A, Class A, 3.33%,
2/15/2028[4]	4,050,000	4,149,019
Dell Equipment Finance Trust, Series
2019-1, Class A2, 2.78%, 8/23/2021[4]	2,012,300	2,020,942
DLL LLC, Series 2019-DA1, Class A2,
2.79%, 11/22/2021[4]	383,366	383,923
DT Auto Owner Trust
Series 2019-1A, Class A, 3.08%,
9/15/2022[4]	64,021	64,093
Series 2019-2A, Class A, 2.85%,
9/15/2022[4]	435,235	436,899

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

DT Auto Owner Trust (continued)
Series 2019-3A, Class A, 2.55%,
8/15/2022[4]	560,696	$563,097
EDvestinU Private Education Loan Issue
No. 1 LLC, Series 2019-A, Class A,
3.58%, 11/25/2038[4,14]	3,434,788	3,654,413
Enterprise Fleet Financing LLC
Series 2018-2, Class A2, 3.14%,
2/20/2024[4]	2,088,298	2,109,975
Series 2019-1, Class A2, 2.98%,
10/20/2024[4]	1,609,846	1,636,232
Ford Credit Auto Owner Trust, Series
2017-B, Class A3, 1.69%, 11/15/2021.	16,354	16,366
GLS Auto Receivables Issuer Trust
Series 2018-3A, Class A, 3.35%,
8/15/2022[4]	145,306	145,629
Series 2019-2A, Class A, 3.06%,
4/17/2023[4]	865,741	873,982
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[4]	4,992,122	5,025,362
GreatAmerica Leasing Receivables
Funding LLC, Series 2019-1, Class
A2, 2.97%, 6/15/2021[4]	575,994	577,495
Hertz Fleet Lease Funding LP, Series
2018-1, Class A2, 3.23%, 5/10/2032[4]	3,310,031	3,325,473
Hyundai Auto Receivables Trust, Series
2019-A, Class A2, 2.67%, 12/15/2021	460,519	461,550
InSite Issuer LLC, Series 2020-1A, Class
A, 1.496%, 9/15/2050[4]	2,500,000	2,496,217
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo.
LIBOR US + 0.850%), 1.000%,
12/17/2036[2,4]	451,497	450,165
Series 2017-SFR2, Class B, (1 mo.
LIBOR US + 1.150%), 1.300%,
12/17/2036[2,4]	400,000	400,124
John Deere Owner Trust, Series 2019-A,
Class A2, 2.85%, 12/15/2021	322,179	322,801
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 2.73%,
10/25/2048[4]	1,829,881	1,871,379
Marlette Funding Trust, Series 2019-2A,
Class A, 3.13%, 7/16/2029[4]	1,417,295	1,432,230
Navient Private Education Loan Trust
Series 2014-1, Class A3, (1 mo.
LIBOR US + 0.510%), 0.658%,
6/25/2031[2]	5,411,696	5,236,929
Series 2015-BA, Class A3, (1 mo.
LIBOR US + 1.450%), 1.602%,
7/16/2040[2,4]	3,014,218	3,044,084
Series 2017-2A, Class A, (1 mo.
LIBOR US + 1.050%), 1.198%,
12/27/2066[2,4]	3,594,093	3,553,808
Series 2019-2A, Class A2, (1 mo.
LIBOR US + 1.000%), 1.148%,
2/27/2068[2,4]	5,540,000	5,582,083

Investment Portfolio - September 30, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust
(continued)
Series 2019-BA, Class A1, (1 mo.
LIBOR US + 0.400%), 0.552%,
12/15/2059[2,4]	1,238,239	$1,236,985
Series 2019-CA, Class A1, 2.82%,
2/15/2068[4]	843,119	846,990
Series 2019-EA, Class A1, 2.39%,
5/15/2068[4]	3,613,357	3,638,925
Series 2020-1A, Class A1B, (1 mo.
LIBOR US + 1.050%), 1.199%,
6/25/2069[2,4]	3,000,000	3,037,457
Series 2020-GA, Class A, 1.17%,
9/16/2069[4]	1,900,000	1,903,327
NYCTL Trust, Series 2018-A, Class A,
3.22%, 11/10/2031[4]	623,549	628,587
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%,
2/15/2027[4]	7,235,000	7,453,547
Series 2020-1A, Class A2, 3.101%,
2/15/2028[4]	6,300,000	6,399,487
Series 2020-1A, Class B, 4.037%,
2/15/2028[4]	3,700,000	3,713,719
Progress Residential Trust
Series 2017-SFR2, Class A, 2.897%,
12/17/2034[4]	1,646,935	1,652,458
Series 2019-SFR2, Class A, 3.147%,
5/17/2036[4]	8,558,683	8,842,154
Series 2019-SFR4, Class A, 2.687%,
10/17/2036[4]	3,800,000	3,909,256
SCF Equipment Leasing LLC, Series
2019-1A, Class A1, 3.04%, 3/20/2023[4]	453,708	454,352
SMB Private Education Loan Trust
Series 2019-A, Class A1, (1 mo.
LIBOR US + 0.350%), 0.502%,
2/16/2026[2,4]	284,906	284,855
Series 2020-BA, Class A1A, 1.29%,
7/15/2053[4]	3,000,000	3,000,849
SoFi Consumer Loan Program LLC
Series 2017-3, Class A, 2.77%,
5/25/2026[4]	479,568	482,220
Series 2017-4, Class A, 2.50%,
5/26/2026[4]	211,917	213,479
Series 2019-1, Class A, 3.24%,
2/25/2028[4]	1,207,529	1,219,637
Series 2019-2, Class A, 3.01%,
4/25/2028[4]	1,282,750	1,297,365
Series 2019-3, Class A, 2.90%,
5/25/2028[4]	893,957	904,360
SoFi Professional Loan Program LLC
Series 2016-C, Class A2B, 2.36%,
12/27/2032[4]	207,782	210,475
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[4]	612,577	629,517
Series 2019-B, Class A1FX, 2.78%,
8/17/2048[4]	1,273,470	1,280,653

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[4]	2,457,119	$2,480,077
Tax Ease Funding LLC, Series 2016-1A,
Class A, 3.131%, 6/15/2028[4]	197,820	198,241
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[4,14]	944,265	965,295
Series 2017-1, Class A1, 2.75%,
10/25/2056[4,14]	3,245,106	3,328,475
Series 2018-2, Class A1, 3.25%,
3/25/2058[4,14]	1,298,341	1,359,297
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.148%,
10/25/2048[2,4]	3,168,753	3,173,260
Tricon American Homes
Series 2016-SFR1, Class A, 2.589%,
11/17/2033[4]	2,261,253	2,270,070
Series 2020-SFR1, Class C, 2.249%,
7/17/2038[4]	2,500,000	2,536,294
Vantage Data Centers LLC, Series 2020-
1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,500,000
Vertical Bridge Holdings LLC, Series
2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	4,007,500
Volvo Financial Equipment LLC Series,
Series 2019-1A, Class A2, 2.90%,
11/15/2021[4]	211,579	212,191
World Omni Auto Receivables Trust,
Series 2019-B, Class A2, 2.63%,
6/15/2022	1,081,547	1,085,281
World Omni Automobile Lease
Securitization Trust, Series 2019-A,
Class A2, 2.89%, 11/15/2021	802,793	806,507
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $171,692,013)		174,061,615

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.4%

CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[4,14]	665,505	686,198
Citigroup Commercial Mortgage Trust,
Series 2019-SST2, Class A, (1 mo.
LIBOR US + 0.920%), 1.072%,
12/15/2036[2,4]	7,000,000	6,876,579
Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[4,14]	353,061	362,913
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	1,381,625	1,433,638
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[4]	4,480,000	4,612,522
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K014, Class X1 (IO), 1.324%,
4/25/2021[14]	6,761,722	21,998

Investment Portfolio - September 30, 2020

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured
Pass-Through Certificates (continued)
Series K016, Class X1 (IO), 1.638%,
10/25/2021[14]	4,177,258	$48,501
Series K017, Class X1 (IO), 1.433%,
12/25/2021[14]	29,886,380	300,926
Series K021, Class X1 (IO), 1.543%,
6/25/2022[14]	16,124,309	296,037
Series K030, Class X1 (IO), 0.285%,
4/25/2023[14]	54,027,633	214,825
Series K032, Class X1 (IO), 0.205%,
5/25/2023[14]	31,782,019	88,043
Series K106, Class X1 (IO), 1.478%,
1/25/2030[14]	53,964,099	5,888,341
Freddie Mac REMICS
Series 4791, Class BA, 4.00%,
3/15/2044	1,412,771	1,441,484
Series 4801, Class BA, 4.50%,
5/15/2044	822,106	835,662
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[4]	83,666,932	151,462
Series 2014-K715, Class B, 4.146%,
2/25/2046[4,14]	2,185,000	2,196,961
Series 2014-K716, Class B, 4.081%,
8/25/2047[4,14]	2,550,000	2,590,941
Series 2015-K42, Class B, 3.982%,
12/25/2024[4,14]	1,900,000	2,058,219
Series 2015-K43, Class B, 3.861%,
2/25/2048[4,14]	1,500,000	1,632,455
Series 2018-K156, Class B, 4.207%,
7/25/2036[4,14]	4,000,000	3,731,201
Series 2018-K159, Class B, 4.510%,
11/25/2033[14,15]	3,500,000	3,209,906
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2010-C2,
Class A3, 4.070%, 11/15/2043[4]	307,998	307,731
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[4,14]	275,913	281,400
Series 2013-2, Class A2, 3.50%,
5/25/2043[4,14]	301,431	315,825
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[4,14]	517,931	528,993
Series 2017-3, Class 1A5, 3.50%,
8/25/2047[4,14]	781,000	784,023
Metlife Securitization Trust, Series 2019-
1A, Class A, 3.75%, 4/25/2058[4,14]	1,577,641	1,733,075
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[4,14]	438,920	469,762
Series 2015-2A, Class A1, 3.75%,
8/25/2055[4,14]	696,213	753,248
Series 2019-2A, Class A1, 4.25%,
12/25/2057[4,14]	3,534,371	3,802,105

	PRINCIPAL AMOUNT1/ SHARES		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PSMC Trust, Series 2019-3, Class A3,
3.50%, 11/25/2049[4,14]		2,259,948	$2,305,103
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[14]		401,036	405,097
Series 2013-6, Class A2, 3.00%,
5/25/2043[14]		3,532,204	3,705,139
Series 2013-7, Class A2, 3.00%,
6/25/2043[14]		345,684	350,795
Series 2013-8, Class A1, 3.00%,
6/25/2043[14]		465,664	480,309
Series 2020-1, Class A4, 3.50%,
2/25/2050[4,14]		2,136,295	2,165,197
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.622%, 11/15/2027[2,4]		1,777,115	1,271,388
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[4,14]		3,406,476	3,432,458
Toorak Mortgage Corp. Ltd., Series
2019-1, Class A1, 4.458%,
3/25/2022[4,16]		5,000,000	5,115,864
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.202%, 12/15/2033[2,4]		7,000,000	6,651,439
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 4.869%,
2/15/2044[4,14]		1,153,904	1,160,693
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%,
1/20/2045[4,14]		349,184	360,314

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $71,987,815)			75,058,770

FOREIGN GOVERNMENT BONDS - 3.8%

Brazilian Government International Bond
(Brazil), 4.25%, 1/7/2025		1,300,000	1,400,750
Italy Buoni Poliennali Del Tesoro (Italy),
2.45%, 9/1/2050[4]	EUR	3,900,000	5,313,522
Mexican Government Bond (Mexico),
6.50%, 6/9/2022	MXN	126,000,000	5,885,698
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		1,800,000	2,002,518
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024		9,000,000	9,360,498
Saudi Government International Bond
(Saudi Arabia), 2.90%, 10/22/2025		1,000,000	1,068,004

TOTAL FOREIGN GOVERNMENT
BONDS
(Identified Cost $26,946,232)			25,030,990

Investment Portfolio - September 30, 2020
(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES1	VALUE

U.S. TREASURY SECURITIES - 5.0%

U.S. Treasury Notes - 5.0%
U.S. Treasury Inflation Indexed Note,
0.125%, 4/15/2025
(Identified Cost $32,494,606)	30,599,566	$32,567,420

U.S. GOVERNMENT AGENCIES - 0.9%

Mortgage-Backed Securities - 0.9%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021	18,643	18,772
Pool #995233, UMBS, 5.50%,
10/1/2021	147	148
Pool #888017, UMBS, 6.00%,
11/1/2021	3,765	3,812
Pool #995329, UMBS, 5.50%,
12/1/2021	11,090	11,165
Pool #888136, UMBS, 6.00%,
12/1/2021	5,020	5,097
Pool #888810, UMBS, 5.50%,
11/1/2022	20,682	20,850
Pool #AD0462, UMBS, 5.50%,
10/1/2024	10,262	10,828
Pool #MA0115, UMBS, 4.50%,
7/1/2029	55,305	60,273
Pool #MA1834, UMBS, 4.50%,
2/1/2034	211,012	232,827
Pool #918516, UMBS, 5.50%,
6/1/2037	77,694	89,791
Pool #889624, UMBS, 5.50%,
5/1/2038	128,890	149,509
Pool #995876, UMBS, 6.00%,
11/1/2038	337,684	397,578
Pool #AD0307, UMBS, 5.50%,
1/1/2039	125,449	145,562
Pool #AA7236, UMBS, 4.00%,
6/1/2039	663,104	731,485
Pool #AW5338, UMBS, 4.50%,
6/1/2044	719,481	806,129
Pool #AS3878, UMBS, 4.50%,
11/1/2044	712,297	792,276
Pool #BE7845, UMBS, 4.50%,
2/1/2047	270,258	294,658
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	7,225	7,357
Pool #G12655, 6.00%, 5/1/2022	5,130	5,242
Pool #G12988, 6.00%, 1/1/2023	5,333	5,513
Pool #G13078, 6.00%, 3/1/2023	8,169	8,430
Pool #G13331, 5.50%, 10/1/2023	4,517	4,691
Pool #C91359, 4.50%, 2/1/2031	142,442	157,130
Pool #D98711, 4.50%, 7/1/2031	403,831	445,596
Pool #C91746, 4.50%, 12/1/2033	340,469	375,761
Pool #G07655, 5.50%, 12/1/2035	341,289	400,882
Pool #G04176, 5.50%, 5/1/2038	143,867	166,737

	PRINCIPAL AMOUNT1/ SHARES1	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #A78227, 5.50%, 6/1/2038	153,120	$176,675
Pool #G05900, 6.00%, 3/1/2040	57,748	67,923
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $5,270,833)		5,592,697

SHORT-TERM INVESTMENT - 6.1%

Dreyfus Government Cash Management,
Institutional Shares, 0.25%17
(Identified Cost $40,306,278)	40,306,278	40,306,278

TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Identified Cost $655,551,881)		662,551,182
TOTAL OPTIONS WRITTEN - (0.1%)
(Premium Received $312,768)		(304,500)
TOTAL INVESTMENTS - 100.7%		662,246,682
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(4,863,203)
NET ASSETS - 100%		$657,383,479

Investment Portfolio - September 30, 2020
(unaudited)

CBOT - Chicago Board of Trade

ETF - Exchange-Traded Fund

EUR - Euro

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

No. - Number

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE
Put
iShares iBoxx High Yield Corporate Bond ETF	3,500	11/20/2020	$80.00	29,365	$(304,500)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $312,768)					$(304,500)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2020
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[1]	VALUE/UNREALIZED APPRECIATION
105	U.S. Treasury Bonds (30 Year)	CBOT	December 2020	(18,509,531)	$57,751
37	U.S. Ultra Treasury Bonds (30 Year)	CBOT	December 2020	(8,207,063)	58,890
TOTAL SHORT POSITIONS					$116,641

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of September 30, 2020.

3A portion of this security is designated as collateral for options contracts written. As of September 30, 2020, the total value of such securities was $18,247,360.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $367,367,397, or 55.9% of the Series’ net assets as of September 30, 2020.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 26, 2020, May 28, 2020 and June 1, 2020 at a cost of $228,900 ($10.50 per share), $21,250 ($1.25 per share) and $13,250 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $24,700, or less than 0.1% of the Series’ net assets as of September 30, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017, September 28, 2017, November 28, 2017, March 6, 2020 and September 17, 2020 at a cost of $696,900 ($101.00 per share), $800,000 ($100.00 per share), $611,050 ($101.00 per share), $350,000 ($14.00 per share), and $356,250 ($11.88 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $792,100, or 0.1% of the Series’ net assets as of September 30, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 10, 2019 and September 16, 2019 at a cost of $1,269,675 ($85.50 per share) and $1,715,000 ($85.75 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $592,450, or 0.1% of the Series’ net assets as of September 30, 2020.

10Security is perpetual in nature and has no stated maturity date.

11Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2020.

12Illiquid security - This security was acquired on June 18, 2020 and July 28, 2020 at a cost of $3,200,000 ($100.00 per share) and $390,585 ($100.15 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $ 3,623,171, or 0.6% of the Series’ net assets as of September 30, 2020.

13Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 6, 2017, October 6, 2017, October 10, 2017 and September 12, 2019 at a cost of $860,978 ($98.96 per share), $622,200 ($102.00 per share), $1,060,800 ($102.00 per share) and $2,665,988 ($63.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $93,920, or less than 0.1% of the Series’ net assets as of September 30, 2020.

14Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2020.

Investment Portfolio - September 30, 2020
(unaudited)

15Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on on March 20, 2020 at a cost of $1,995,000 ($57.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,209,906, or 0.5% of the Series’ net assets as of September 30, 2020.

16Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2020.

17Rate shown is the current yield as of September 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$4,925,000	$—	$4,925,000	$—
U.S. Treasury and other U.S. Government agencies	38,160,117	—	38,160,117	—
Corporate debt:
Communication Services	32,549,788	—	32,549,788	—
Consumer Discretionary	30,669,195	—	30,669,195	—
Consumer Staples	2,598,000	—	2,598,000	—
Energy	62,692,135	—	62,692,135	—
Financials	67,267,783	—	67,267,783	—
Health Care	6,485,881	—	6,485,881	—
Industrials	42,235,411	—	42,235,411	—
Information Technology	9,295,552	—	9,295,552	—
Materials	11,377,407	—	11,377,407	—
Real Estate	34,236,554	—	34,236,554	—
Utilities	5,600,706	—	5,600,706	—
Asset-backed securities	174,061,615	—	174,061,615	—
Commercial mortgage-backed securities	75,058,770	—	75,058,770	—
Foreign government bonds	25,030,990	—	25,030,990	—
Short-Term Investment	40,306,278	40,306,278	—	—
Other Financial Instruments*:
Interest rate contracts	116,641	116,641	—	—
Total assets	662,667,823	40,422,919	622,244,904	—
Liabilities:
Other Financial Instruments:
Equity contracts	(304,500)	(304,500)	—	—
Total liabilities	(304,500)	(304,500)	—	—
Total	$662,363,323	$40,118,419	$622,244,904	$—

Investment Portfolio - September 30, 2020
(unaudited)

*Other financial instruments are futures (Level 1) and exchange traded options written (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

There were no Level 3 securities held by the Series as of December 31, 2019 or September 30, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.